Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya Separate Portfolios Trust
Prospectus Date	rr_ProspectusDate	Aug. 06, 2014
Document Creation Date	dei_DocumentCreationDate	Aug. 05, 2014